UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   February 11,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  260,454



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101     19447  476300 SH       SOLE                  476300
BAKER HUGHES INC           COM             057224107     39372  688678 SH       SOLE                  688678
PIONEER DRILLING CO        COM             723655106       881  100000 SH       SOLE                  100000
HORNBECK OFFSHORE SERVICES COM             440543106      3787  181360 SH       SOLE                  181360
GULFMARK OFFSHORE INC-CL A CL A NEW        402629208     17596  578800 SH       SOLE                  578800
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     11304 1835000 SH       SOLE                 1835000
NAVIOS MARITIME HOLDINGS   COM             Y62196103     17121 3242572 SH       SOLE                 3242572
BP PLC-SPONS ADR           SPONSORED ADR   055622104     22469  508700 SH       SOLE                  508700
CONOCOPHILLIPS             COM             20825C104     27860  409100 SH       SOLE                  409100
HESS CORP                  COM             42809H107     36755  480200 SH       SOLE                  480200
DENBURY RESOURCES INC      COM NEW         247916208      1947  102000 SH       SOLE                  102000
EOG RESOURCES INC          COM             26875P101      2011   22000 SH       SOLE                   22000
RANGE RESOURCES CORP       COM             75281A109     31099  691400 SH       SOLE                  691400
WILLIAMS COS INC DEL       COM             969457100     28806 1165300 SH       SOLE                 1165300